OPERATING CONTEXT (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021 BRL (R$) entity
Operational Context [Line Items]
Number of SPEs in which the company holds direct and indirect interest | entity		81
Percentage of volume of voting capital	10.00%
Percentage of volume of voting shares	10.00%
Annual payments to the CDE		R$ 71,082,282
CDE Energy Development Account
Operational Context [Line Items]
Future annual payments		71,082,282
Within 30 days of signing the new concession contracts
Operational Context [Line Items]
Annual payments to the CDE		5,000,000
2023
Operational Context [Line Items]
Annual payments to the CDE		574,629
2024
Operational Context [Line Items]
Annual payments to the CDE		1,149,257
2025
Operational Context [Line Items]
Annual payments to the CDE		1,723,886
2026
Operational Context [Line Items]
Annual payments to the CDE		2,298,514
2027
Operational Context [Line Items]
Annual payments to the CDE		2,873,143
From 2028 to 2047 (20 years)
Operational Context [Line Items]
Annual payments to the CDE		R$ 2,873,143